                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 16th Floor
                        New York, New York 10281-1008

Kathleen T. Ives
Vice President &
   Senior Counsel

September 28, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

      Re:   Oppenheimer Senior Floating Rate Fund
            File Nos. 333-128848; 811-09373
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No.19 to the Registrant's Registration
Statement on Form N-2, which was filed electronically with the Securities and
Exchange Commission on September 27, 2006.

                                    Sincerely,

                                    /s/Kathleen T. Ives
                                    ---------------------------------------
                                    Kathleen T. Ives
                                    303.768.3331
                                    kives@oppenheimerfunds.com

cc:  Allan B. Adams, Esq.
     Gloria LaFond
     Nancy S. Vann